STADION INVESTMENT TRUST

Stadion Tactical Growth Fund Class A Shares (ETFAX), CUSIP 85235B814 Class C Shares (ETFCX), CUSIP 85235B798 Class I Shares (ETFOX), CUSIP 85235B780 Class T Shares (ETFDX), CUSIP 85235B772	Stadion Tactical Defensive Fund Class A Shares (ETFRX), CUSIP 85235B202 Class C Shares (ETFZX), CUSIP 85235B400 Class I Shares (ETFWX), CUSIP 85235B608 Class T Shares (ETFHX), CUSIP 85235B756
Stadion Trilogy Alternative Return Fund Class A Shares (STTGX), CUSIP 85235B707 Class C Shares (STTCX), CUSIP 85235B806 Class I Shares (STTIX), CUSIP 85235B889 Class T Shares (STTHX), CUSIP 85235B764	Stadion Alternative Income Fund Class A Shares (TACFX), CUSIP 85235B848 Class C Shares (TACCX), CUSIP 85235B830 Class I Shares (TACSX), CUSIP 85235B822 Class T Shares (TACRX), CUSIP 85235B749

 SUPPLEMENT

Dated December 22, 2017

This Supplement updates the following, as described below:

•	the Prospectus, dated August 14, 2017 (“Prospectus”), for the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, and Stadion Alternative Income Fund (each a “Fund” and together the “Funds”), each a series of the Stadion Investment Trust (the “Trust”), and

•	the SAI, dated August 14, 2017 (“SAI”), for the Stadion Tactical Growth Fund, Stadion Tactical Defensive Fund, Stadion Trilogy Alternative Return Fund, and Stadion Alternative Income Fund (each a “Fund” and together the “Funds”).

Each of the foregoing funds is a series of the Stadion Investment Trust. Please keep this supplement for future reference.

PROSPECTUS

Changes to Stadion Trilogy Alternative Return Fund “Fees and Expenses of the Trilogy Fund”

Effective December 31, 2017, the section entitled “Annual Fund Operating Expenses.” on page 22 of the Prospectus is deleted and replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	0.32%	0.35%	0.37%	0.32%(5)
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%(5)
Total Annual Fund Operating Expenses(3)	1.93%	2.71%	1.73%	1.93%
Management Fee Waivers and Expense Reimbursements(4)	-0.19%	-0.22%	-0.24%	-0.19%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements(3) (4)	1.74%	2.49%	1.49%	1.74%

(1)	In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.
(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)	“Total Annual Fund Operating Expenses” will not correlate to the Trilogy Fund’s Financial Highlights, which reflect the operating expenses of the Trilogy Fund but do not include “Acquired Fund Fees and Expenses.”
(4)	Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Trilogy Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Trilogy Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C, Class I and Class T shares to not more than 1.38% of the average daily net assets allocable to each Class of the Trilogy Fund. Pursuant to the Expense Limitation Agreement with the Trilogy Fund, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Trilogy Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Trilogy Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).The Expense Limitation Agreement is currently in effect until October 1, 2019. The Expense Limitation Agreement may be terminated by the Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.
(5)	The Trilogy Fund began offering Class T shares on August 14, 2017. “Other Expenses” and “Acquired Fund Fees and Expenses” for Class T shares are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in shares of the Trilogy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Trilogy Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trilogy Fund’s operating expenses remain the same, except that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2019. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period
	1 Year	3 Years	5 Years	10 Years
Class A	$742	$1,129	$1,540	$2,682
Class C	$352	$820	$1,414	$3,021
Class I	$152	$521	$916	$2,018
Class T	$422	$823	$1,248	$2,429

	Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years
Class C	$252	$820	$1,414	$3,021

Changes to Expense Limitation Agreements

Effective December 31, 2017, the section entitled Expense Limitation Agreements beginning on page 47 of the Prospectus is deleted and replaced in its entirety with the following:

Expense Limitation Agreements. The Adviser has entered into an Expense Limitation Agreement with the Growth Fund, under which the Adviser has contractually agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses of Class A shares, Class C shares, Class I shares and Class T shares of the Growth Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2018. Pursuant to the Expense Limitation Agreement with the Growth Fund, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Growth Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

The Adviser has entered into an Expense Limitation Agreement with the Defensive Fund, under which the Adviser has contractually agreed to waive its fees and to assume other expenses of the Defensive Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares and Class T shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2018.

The Adviser has entered into an Expense Limitation Agreement with the Trilogy Fund, under which the Adviser has contractually agreed to waive its fees and to assume other expenses of the Trilogy Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares and Class T shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.38% of the average daily net assets allocable to each Class until October 1, 2019. Pursuant to the Expense Limitation Agreement with the Trilogy Fund, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.38% within the most recent three years prior to recoupment shall be repaid to the Adviser by the Trilogy Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.38% of the average daily net assets of the Trilogy Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

The Adviser has entered into an Expense Limitation Agreement with the Income Fund, under which the Adviser has contractually agreed to waive its fees and to assume other expenses of the Income Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares and Class T shares of the Income Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2018. Pursuant to the Expense Limitation Agreement with the Income Fund, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement within the most recent three years prior to recoupment shall be repaid to the Adviser by the Income Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.15% of the average daily net assets of the Income Fund (or any lower expense limitation or limitations to which the parties may otherwise agree).

It is expected that each of the Expense Limitation Agreements for all the Funds will continue from year-to-year provided such continuance is approved by the Board. The Trust may terminate any of the Expense Limitation Agreements at any time. The Adviser may also terminate a Fund’s Expense Limitation Agreement at the end of the then-current term upon not less than 90 days’ notice to the Trust, as set forth in each Expense Limitation Agreement.

STATEMENT OF ADDITIONAL INFORMATION

Changes to “Investment Adviser”

Effective December 31, 2017, the section entitled “Defensive Fund and Trilogy Fund” on page 36 of the SAI is deleted and replaced in its entirety with the following:

Defensive Fund. The Adviser receives a monthly advisory fee from the Defensive Fund equal to an annual rate of 1.25% of the Fund’s average daily net assets up to $150 million, 1.00% of such assets over $150 million and up to $500 million and 0.85% of such assets over $500 million. In addition, the Adviser has entered into an Expense Limitation Agreement on behalf of the Fund, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.70% of each Fund’s average daily net assets until October 1, 2018. As a result, the Defensive Fund’s “Net Annual Fund Operating Expenses” (excluding 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) will be limited, until at least October 1, 2018 to 1.95% of average daily net assets allocable to Class A and Class T shares, 2.70% of such assets allocable to Class C shares and 1.70% of average daily net assets allocable to Class I shares. It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Board.

Trilogy Fund. The Adviser receives a monthly advisory fee from the Trilogy Fund equal to an annual rate of 1.25% of the Fund’s average daily net assets up to $150 million, 1.00% of such assets over $150 million and up to $500 million and 0.85% of such assets over $500 million. In addition, the Adviser has entered into an Expense Limitation Agreement on behalf of the Fund, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.38% of each Fund’s average daily net assets until October 1, 2019. As a result, the Trilogy Fund’s “Net Annual Fund Operating Expenses” (excluding 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) will be limited, until at least October 1, 2019 to 1.63% of average daily net assets allocable to Class A and Class T shares, 2.38% of such assets allocable to Class C shares and 1.38% of average daily net assets allocable to Class I shares. It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Board.